Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Balance Sheets [Line Items]
Cash and cash equivalents	¥ 253,708,400	$ 34,757,908	¥ 13,423,750
Investments in equity securities			978,841
Amounts due from subsidiaries	169,208,479	23,181,467	125,960,969
Other current assets	330,527	45,282	321,495
Total current assets	423,247,406	57,984,657	140,685,055
Investments in subsidiaries	2,183,092,396	299,082,432	2,179,129,452
Investments in equity securities	34,355,681	4,706,709	44,324,789
TOTAL ASSETS	2,640,695,483	361,773,798	2,364,139,296
Current liabilities:
Short-term bank loans			116,800,000
Long -term bank loans, current portion	400,000	54,800	200,000
Amounts due to subsidiaries	925,349,353	126,772,340	748,121,016
Total current liabilities	925,749,353	126,827,140	865,121,016
Non-current liabilities:
Long-term bank loans, non-current portion	256,200,000	35,099,256	56,800,000
Total liabilities	1,181,949,353	161,926,396	921,921,016
Shareholders’ Equity:
Treasury stock	(37,043,116)	(5,074,886)	(36,677,832)
Additional paid-in capital	1,609,972,272	220,565,297	1,680,713,349
Accumulated losses	(458,337,569)	(62,791,989)	(568,339,799)
Accumulated other comprehensive income	6,033,263	826,554	28,401,282
Total Shareholders’ Equity	1,458,746,130	199,847,402	1,442,218,280
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,640,695,483	361,773,798	2,364,139,296
Related Party
Schedule of Condensed Balance Sheets [Line Items]
Amounts due from a related party
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	222,587,070	30,494,304	222,587,070
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	¥ 115,534,210	$ 15,828,122	¥ 115,534,210